Taxation - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Millions			12 Months Ended
	Nov. 04, 2019	Apr. 01, 2018 HKD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)
Income Tax Contingency [Line Items]
Income tax expense					¥ 34,006	$ 5,336	¥ 260,945		¥ 500,361
Current income tax expense					185,194	29,061	283,372		355,398
Deferred income tax expense					¥ (151,188)	$ (23,725)	¥ (22,427)		¥ 144,963
Effect of preferential tax rate, basic earning per ADS | (per share)					¥ 1.11	$ 0.17	¥ 0.97		¥ 0.68
Withholding tax on dividend payment					¥ 164,946	$ 25,884	¥ 76,610		¥ 71,056
Undistributed earnings from PRC Subsidiaries					14,620,442		13,674,190				$ 2,294,266
Unrecognized tax benefits that would impact effective tax rate | ¥					0		14,247
Dividend declared percent on net income	20.00%
Statutory Income Tax Rate, Amount					¥ 544,290	$ 85,411	917,128		925,253
Income tax dividend rate					10.00%	10.00%
Dividend Declared [Member]
Income Tax Contingency [Line Items]
Withholding tax on dividend payment					¥ 53,835	$ 8,448	¥ 76,610		¥ 71,056
VIEs [Member]
Income Tax Contingency [Line Items]
Enterprise income tax rate					25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Hong Kong [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate		16.50%
Hong Kong [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate		8.25%
Hong Kong [Member] | Subsidiaries [Member]
Income Tax Contingency [Line Items]
Income tax expense						$ 0		$ 0		$ 0
Hong Kong [Member] | Two Tired Profits Tax Regime [Member]
Income Tax Contingency [Line Items]
Statutory Income Tax Rate, Amount		$ 2
China [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate					25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Effect of change in enacted tax rate					¥ 348,593	$ 54,702	¥ 331,952		¥ 150,714
Current income tax expense					317,944	49,892	371,826		151,645
Deferred income tax expense					30,649	$ 4,810	¥ 39,874		¥ 931
Net tax operating losses					¥ 2,022,137						$ 317,317
Net tax operating losses expiration year					2022	2022
Withholding income tax rate on dividends distributed by FIEs					10.00%	10.00%
China [Member] | Chengdu Prbrownies Software Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate					25.00%	25.00%
Reduction in statutory income tax rate					50.00%	50.00%
China [Member] | Chengdu Prbrownies Software Co., Ltd. [Member] | Forecast [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate			25.00%	25.00%
Reduction in statutory income tax rate			50.00%	50.00%
China [Member] | Chezhiying WFOE [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate					25.00%	25.00%
Reduction in statutory income tax rate					50.00%	50.00%
China [Member] | Chezhiying WFOE [Member] | Forecast [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate			25.00%	25.00%
Reduction in statutory income tax rate			50.00%	50.00%
China [Member] | Hainan Chezhiyitong Information Technology Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate					25.00%	25.00%
Reduction in statutory income tax rate					50.00%	50.00%
China [Member] | Hainan Chezhiyitong Information Technology Co., Ltd. [Member] | Forecast [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate			25.00%	25.00%
Reduction in statutory income tax rate			50.00%	50.00%
China [Member] | Tianjin Autohome Software Co., Ltd [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate					25.00%	25.00%
Reduction in statutory income tax rate					50.00%	50.00%
China [Member] | Tianjin Autohome Software Co., Ltd [Member] | Forecast [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate			25.00%	25.00%
Reduction in statutory income tax rate			50.00%	50.00%
China [Member] | High-New Technology Enterprise [Member] | Beijing Autohome Technologies Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate					15.00%	15.00%			10.00%	10.00%
China [Member] | High-New Technology Enterprise [Member] | Chengdu Prbrownies Software Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate									10.00%	10.00%
China [Member] | High-New Technology Enterprise [Member] | Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate					15.00%	15.00%	10.00%	10.00%	10.00%	10.00%
China [Member] | High-New Technology Enterprise [Member] | Autohome WFOE [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate					15.00%	15.00%			10.00%	10.00%
China [Member] | High-New Technology Enterprise [Member] | Chezhiying WFOE [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate					15.00%	15.00%
China [Member] | High-New Technology Enterprise [Member] | Hainan Chezhiyitong Information Technology Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate					15.00%	15.00%
China [Member] | High-New Technology Enterprise [Member] | Tianjin Autohome Software Co., Ltd [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate					15.00%	15.00%
China [Member] | Reduction in Taxes [Member]
Income Tax Contingency [Line Items]
Withholding income tax rate on dividends distributed by FIEs					5.00%	5.00%